Provisions - Summary of Social Security Contributions on Share Options (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Beginning balance	£ 2,973
Ending balance	1,758	£ 2,973
Non-current	1,449	2,641
Social security contributions on share options [member]
Disclosure of other provisions [line items]
Beginning balance	842	2,288	£ 1,172
Arising during the year			1,116
Released	(738)	(1,446)
Ending balance	104	842	2,288
Non-current	£ 104	£ 842	£ 2,288